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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
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Address:    3959 N. LINCOLN AVENUE
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            CHICAGO, IL 60613
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 Form 13F File Number: 28-10052
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
          ----------------------------------------------------
Title:    First Vice President and Chief Accounting Officer
          ----------------------------------------------------
Phone:    773-832-3473
          -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL E. DULBERG    Chicago, IL                            May 3, 2002
------------------------  ------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       31
                                              -----------------------

Form 13F Information Table Value Total:      $173,126
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:               None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None
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                                               FORM 13F INFORMATION TABLE



                                                           VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS  CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
     --------------            -------------- ---------  -------   -------  --------  ----------  --------   ----   ------  ----
AMCORE FINL INC                COMMON SHARES  023912108    3,350   142,500  SH           SOLE               142,500
AMSOUTH BANCORPORATION         COMMON SHARES  032165102   10,243   466,015  SH           SOLE               466,015
ASSOCIATED BANC CORP           COMMON SHARES  045487105    2,793    73,442  SH           SOLE                73,442
BANK OF AMERICA CORPORATION    COMMON SHARES  060505104    6,793    99,873  SH           SOLE                99,873
BANK NEW YORK INC              COMMON SHARES  064057102    4,202   100,000  SH           SOLE               100,000
BANK ONE CORP                  COMMON SHARES  06423A103    5,753   137,700  SH           SOLE               137,700
BANKNORTH GROUP INC NEW        COMMON SHARES  06646R107    2,372    90,000  SH           SOLE                90,000
CHARTER ONE FINL INC           COMMON SHARES  160903100   10,066   322,417  SH           SOLE               322,417
CITIGROUP INC                  COMMON SHARES  172967101   11,142   225,000  SH           SOLE               225,000
COMERICA INC                   COMMON SHARES  200340107   15,098   241,300  SH           SOLE               241,300
COMMERCE BANCSHARES INC        COMMON SHARES  200525103    1,143    25,843  SH           SOLE                25,843
COMPASS BANCSHARES INC         COMMON SHARES  20449H109    3,357   108,750  SH           SOLE               108,750
FIDELITY BANCORP INC DEL       COMMON SHARES  31583B105    1,603    82,500  SH           SOLE                82,500
1ST SOURCE CORP                COMMON SHARES  336901103      450    18,992  SH           SOLE                18,992
FIRST VA BANKS INC             COMMON SHARES  337477103      957    17,850  SH           SOLE                17,850
FLEETBOSTON FINL CORP          COMMON SHARES  339030108   14,839   423,960  SH           SOLE               423,960
HIBERNIA CORP                  COMMON SHARES  428656102    2,945   154,200  SH           SOLE               154,200
JP MORGAN CHASE & CO           COMMON SHARES  46625H100   11,376   319,100  SH           SOLE               319,100
MAF BANCORP INC                COMMON SHARES  55261R108    7,336   208,125  SH           SOLE               208,125
MELLON FINL CORP               COMMON SHARES  58551A108    3,859   100,000  SH           SOLE               100,000
MERCANTILE BANKSHARES CORP     COMMON SHARES  587405101    2,531    58,500  SH           SOLE                58,500
MERRILL LYNCH & CO INC         COMMON SHARES  590188108    7,310   132,000  SH           SOLE               132,000
MORGAN STANLEY DEAN WITTER&CO  COMMON SHARES  617446448    4,700    82,000  SH           SOLE                82,000
NATIONAL CITY CORP             COMMON SHARES  635405103    2,292    74,520  SH           SOLE                74,520
OLD SECOND BANCORP INC ILL     COMMON SHARES  680277100    8,287   206,250  SH           SOLE               206,250
PROVIDENT BANCSHARES CORP      COMMON SHARES  743859100    1,050    43,758  SH           SOLE                43,758
SOUTHTRUST CORP                COMMON SHARES  844730101    5,172   195,900  SH           SOLE               195,900
SUNTRUST BKS INC               COMMON SHARES  867914103    3,203    48,000  SH           SOLE                48,000
U S BANCORP DEL                COMMON SHARES  902973304    6,069   268,871  SH           SOLE               268,871
UNION PLANTERS CORP            COMMON SHARES  908068109    4,535    95,704  SH           SOLE                95,704
WACHOVIA CORP 2ND NEW          COMMON SHARES  929903102    8,300   223,840  SH           SOLE               223,840